CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Preferred stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of fiscal year at Mar. 31, 2015		¥ 213,121	¥ 5,590,396	¥ 89,432	¥ 2,041,005	¥ (3,616)		¥ 259,506
Issuance of new shares of common stock due to conversion of preferred stock			114,197
Purchases of treasury stock						(653)
Conversion to common stock		(114,197)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2015				89,432	2,041,005			259,506
Issuance of new shares of common stock due to exercise of stock acquisition rights			772
Disposal of treasury stock						659
Effect of other increase (decrease) in consolidated subsidiaries								(85,809)
Net income attributable to MHFG shareholders	¥ 850,492			850,492
Change during year	(573,642)				(571,697)
Gains (losses) on disposal of treasury stock			82
Dividends paid to noncontrolling interests								(2,683)
Dividends declared	(195,265)			(195,265)
Stock-based compensation related to stock option			(1,058)
Net income (loss) attributable to noncontrolling interests	429							(429)
Other				2,126
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests								(674)
Change in ownership interests in consolidated subsidiaries			(1,245)
Foreign currency translation adjustments attributable to noncontrolling interests								(352)
Pension liability adjustments attributable to noncontrolling interests								(919)
Balance at end of fiscal year at Mar. 31, 2016	8,183,191	98,924	5,703,144	746,785	1,469,308	(3,610)	¥ 8,014,551	168,640
Cumulative effect of change in accounting principles at Mar. 31, 2016				(329)	330			(10,441)
Issuance of new shares of common stock due to conversion of preferred stock			98,924
Purchases of treasury stock						(1,903)
Conversion to common stock		¥ (98,924)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2016				746,456	1,469,638			158,199
Issuance of new shares of common stock due to exercise of stock acquisition rights			969
Disposal of treasury stock						663
Effect of other increase (decrease) in consolidated subsidiaries								328,692
Net income attributable to MHFG shareholders	362,440			362,440
Change during year	51,557				51,525
Gains (losses) on disposal of treasury stock			(56)
Dividends paid to noncontrolling interests								(2,914)
Dividends declared	(190,002)			(190,002)
Stock-based compensation related to stock option			(1,009)
Net income (loss) attributable to noncontrolling interests	(26,691)							26,691
Performance-based stock compensation program			354
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests								29
Change in ownership interests in consolidated subsidiaries			23,824
Foreign currency translation adjustments attributable to noncontrolling interests								(62)
Pension liability adjustments attributable to noncontrolling interests								65
Cancellation of treasury stock			(1)			1
Balance at end of fiscal year at Mar. 31, 2017	8,772,057		5,826,149	918,894	1,521,163	(4,849)	8,261,357	510,700
Purchases of treasury stock						(2,431)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2017				918,894	1,521,163			510,700
Issuance of new shares of common stock due to exercise of stock acquisition rights			546
Disposal of treasury stock						1,283
Effect of other increase (decrease) in consolidated subsidiaries								106,740
Net income attributable to MHFG shareholders	577,608			577,608
Change during year	222,538				220,731
Gains (losses) on disposal of treasury stock			(53)
Dividends paid to noncontrolling interests								(8,054)
Dividends declared				(190,361)
Stock-based compensation related to stock option			(590)
Net income (loss) attributable to noncontrolling interests	(24,086)							24,086
Performance-based stock compensation program			264
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests								2,145
Change in ownership interests in consolidated subsidiaries			67
Foreign currency translation adjustments attributable to noncontrolling interests								(393)
Pension liability adjustments attributable to noncontrolling interests								55
Balance at end of fiscal year at Mar. 31, 2018	¥ 9,503,700		¥ 5,826,383	¥ 1,306,141	¥ 1,741,894	¥ (5,997)	¥ 8,868,421	¥ 635,279